Share-Based Incentives (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Activity summary of share-based incentives
The following tables provide activity summaries of the Company's Class B shares, Class C shares, and RSUs outstanding:

RSUs (1)
Outstanding December 31, 2020	—
Granted	263,214
Outstanding December 31, 2021	263,214
Forfeitures	(2,964)
Accelerated vesting and repurchase upon change of control	(260,250)
Granted	265,805
Outstanding December 31, 2022	265,805
Forfeitures	(29,044)
Vested	(42,838)
Granted	222,093
Outstanding December 31, 2023	416,016

(1)For RSUs, the number of grants in the table are shown at the maximum number that can be attained if the performance conditions are fully met for personal and Company performance. Forfeitures represent adjustments to grants falling below the maximum attainable as a result of not fully meeting the performance conditions.

	Restricted Class C shares	Unrestricted Class C shares	Total Class C shares
Outstanding December 31, 2020	—	—	—
Granted	7,373	—	7,373
Purchased	—	2,072	2,072
Outstanding December 31, 2021	7,373	2,072	9,445
Accelerated vesting and repurchase upon change of control	(7,373)	(5,819)	(13,192)
Granted	7,666	3,747	11,413
Outstanding December 31, 2022	7,666	—	7,666
Granted	7,722	—	7,722
RSUs and imputed dividends settled in Class C shares	—	44,459	44,459
Outstanding December 31, 2023	15,388	44,459	59,847

	Restricted Class B shares	Unrestricted Class B shares	Total Class B shares
Outstanding December 31, 2020	189,166	85,498	274,664
Repurchased	(29,048)	(22,957)	(52,005)
Expiration of restricted period	(20,298)	20,298	—
Outstanding December 31, 2021	139,820	82,839	222,659
Expiration of restricted period	(32,168)	32,168	—
Accelerated vesting and repurchase upon change of control	(107,652)	(115,007)	(222,659)
Outstanding December 31, 2022	—	—	—
Outstanding December 31, 2023	—	—	—